Segment Reporting - Summary of Operating Segment (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Reporting Information [Line Items]
Total consolidated revenues	$ 733,960,325	¥ 4,775,366,052	¥ 1,442,846,339	¥ 235,007,431
Unallocated expenses	(9,845,204)	(64,055,851)	(22,133,620)	(55,607,170)
Total consolidated (loss)/income from operations	372,135,594	2,421,225,803	713,074,210	(231,078,478)
Total other expense	(187,662)	(1,220,980)	(9,581,142)	(2,085,266)
Net (loss)/income before income taxes	371,947,932	2,420,004,823	703,493,068	(233,163,744)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	733,960,325	4,775,366,052	1,442,846,339	235,007,431
Total consolidated (loss)/income from operations	372,201,033	2,421,651,583	713,074,210	(231,078,478)
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Unallocated expenses	(65,439)	(425,780)
Installment Credit Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	729,946,349	4,749,249,922	1,442,846,339	235,007,431
Total consolidated (loss)/income from operations	377,180,292	2,454,048,135	¥ 713,074,210	¥ (231,078,478)
Automobile Leasing Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	4,013,976	26,116,130
Total consolidated (loss)/income from operations	$ (4,979,259)	¥ (32,396,552)